GEOGRAPHICAL SALES AND SEGMENTS (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 136,104,867	$ 132,375,915	$ 117,029,154
Number of operating segments	1
Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 131,642,673	126,930,386	112,119,286
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 4,462,194	$ 5,445,529	$ 4,909,868